DISTRIBUTION OF INCOME	12 Months Ended
Dec. 31, 2013
Distribution Of Income [Abstract]
DISTRIBUTION OF INCOME
13.         DISTRIBUTION OF INCOME

According to PRC accounting rules and regulation, the Group’s Chinese subsidiaries are required to maintain reserves which include a statutory reserve fund, an enterprise expansion fund and staff welfare and bonus fund based on 10% of its net income as reported in the statutory accounts prepared in accordance with GAAP. The maximum amount of the aggregate of these reserves is 50% of its registered capital. The Group and its subsidiaries in China reserved RMB 5.03 million (US$ 0.8 million), nil million and RMB 16.2 million (US$ 2.6 million) for the years ended December 31, 2013, 2012 and 2011 respectively. The remaining reserve to fulfill the 50% capital requirement is approximately RMB 36.5 million (US$ 6.0  million) at December 31, 2013.

The statutory reserve fund, enterprise expansion fund and staff welfare and bonus fund represent appropriations made at the sole discretion of the Company’s board of directors.  The statutory reserve fund and enterprise expansion fund are used for future expansion. The staff welfare and bonus fund is used for the collective welfare of the staff and workers of Hainan Jinpan.  During the years ended December 31, 2013, 2012 and 2011, the directors of the Group’s China subsidiaries approved the following appropriations to reserves.

	2013	2013	2012	2011
(In thousands)	US$	RMB	RMB	RMB
Statutory reserve fund	826	5,035	-	16,214
Enterprise expansion fund	-	-	-	-
Staff welfare and bonus fund	-	-	-	-
Dividends	-	-	-	-

	826	5,035	-	16,214

The Company declared a cash dividend of US$0.12 per common share for the year 2013 on November 29, 2012.  A quarterly dividend of $0.03 per common share was paid at the end of March, June, September, and December 2013.  The Company declared a cash dividend of US$0.14 per common share for the year 2012 on January 16, 2012, which was paid in two installments on February 8, 2012 and July 12, 2012. The Company also declared a special dividend of US$ 0.04 per common share on November 29, 2012 which was paid on December 21, 2012. The Company declared cash dividend of US$0.14  per common share in 2011.